15. Non-financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 47,121	$ (31,614)
Discount rate | One percentage point increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	(18,604)	(16,249)
Discount rate | One percentage point decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 21,925	$ 20,295